NOTE 13 - SEGMENT INFORMATION	12 Months Ended
Dec. 29, 2012
Segment Reporting Disclosure [Text Block]
NOTE 13 – SEGMENT INFORMATION

The Company has organized its business operations into two reportable segments, Aerospace and Industrial.  The segments are determined based on the management of the segments: products, production processes and types of customers.  The Company’s chief operating decision maker evaluated performance and allocates resources based on segment net sales and segment income from operations.  Income from operations for each segment includes selling, general and administrative expenses directly attributable to each segment.  Certain of the Company’s indirect overhead costs, which include corporate selling, general and administrative expenses are allocated among the segments based upon an estimate of costs associated with each segment.  Assets allocated to each segment are based upon specific identification of such assets which include accounts receivable, inventories, fixed assets and certain other assets.

The Aerospace segment produces rotating components, such as disks, rings and shafts, low pressure turbine cases, hubs, rings, disks and other complex, close tolerance components for all major aircraft engine and ground turbine manufacturers. It is also is engaged in precision machining for the maintenance and repair of selected components in the aircraft engine industry. With the addition of EBTEC acquired in June 2012, this segment added electron beam welding, laser welding, cutting and drilling capabilities.

The Industrial segment designs and manufactures highly sophisticated fixtures, precision gauges for composite parts, specialized machinery, all types of precision rolling element bearing spindles including hydrostatic and other precision rotary devices and manufactures and services precision grinders.

Segment information for 2012 and 2011 is as follows:

	Net Sales		Income From Operations
Segment	2012	2011	2012	2011
Aerospace	$75,282	$57,918	$6,466	$4,093
Industrial	31,186	28,715	3,686	2,293
Consolidated	$106,468	$86,633	$10,152	$6,386

	Assets		Income Before Income Taxes
	2012	2011	2012	2011
Aerospace	$79,300	$52,262	$5,499	$3,420
Industrial	22,822	13,791	3,564	1,959
Consolidated	$102,122	$66,053	$9,063	$5,379

	Capital Expenditures		Depreciation and Amortization
	2012	2011	2012	2011
Aerospace	$10,587	$2,466	$2,819	$2,256
Industrial	3,587	1,246	870	655
Consolidated	$14,174	$3,712	$3,689	$2,911

	Interest Expense
	2012	2011
Aerospace	$919	$811
Industrial	298	204
Consolidated	$1,217	$1,015